Fair value measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalent	$ 60,494	$ 10,669	$ 42,311
Term deposits	152,190
Short-term investment	98,411	24,978	3,174
Total:	311,095	35,647	45,485
Fair Value, Inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalent	60,494	10,669	42,311
Term deposits	152,190
Fair Value, Inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term investment	$ 98,411	$ 24,978	$ 3,174